Income Taxes and Related Payments - Reconciliation of effective tax rate (Detail)	10 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
U.S. Federal Statutory Rate	35.00%
Non-deductible share-based compensation	2.60%
Rate benefit from the flow through entity	(27.40%)
Other	1.40%
Effective Tax Rate	11.60%